Capital Stock - Series H Preferred Stock Transactions - Additional Information (Detail) - USD ($)						9 Months Ended	12 Months Ended
	Apr. 14, 2015	Oct. 31, 2014	Oct. 14, 2014	Mar. 12, 2013	Jan. 22, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Class of Stock [Line Items]
Warrants outstanding converted into common stock				16,667	33,750		127,508,118	45,650,654
Warrants exercisable price				$ 30.00	$ 30.00				$ 0.25
Warrant term					5 years
Number of shares of common stock sold				33,334	67,500
Common stock, shares authorized						720,000,000	720,000,000	300,000,000
From exercises of warrants, amount						$ 996,000	$ 444,000
Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock				2,500,000	5,062,500
Warrants exercisable price				$ 0.20	$ 0.20
Number of shares of common stock sold				5,000,000	10,125,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							184,000	37,991,000
Issuance of common stock from conversion of preferred stock, shares					8,000,000	364,290	60,000	8,000,000
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							27,598,000
From exercises of warrants, amount							$ 6,000
Issuance of common stock from conversion of preferred stock, shares							9,000,000
Placement Agent [Member]
Class of Stock [Line Items]
Warrants exercisable price						$ 13.815	$ 0.0921
Warrant term						5 years 6 months	5 years 6 months
Date of placement agency engagement letter						Sep. 23, 2014	Sep. 23, 2014
Placement agent fee						$ 200,000	$ 200,000
From exercises of warrants, amount						62,045	9,306,654
Reimbursement of fees and expenses						$ 50,000	$ 50,000
Securities Purchase Agreement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		$ 0.0576	$ 1.79
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		0.0576
Securities Purchase Agreement [Member] | Series C Warrants [Member]
Class of Stock [Line Items]
Warrants exercisable price		0.0576	1.79
Series H Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares converted						1,481.60	518.4
Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Convertible preferred stock, conversion price		$ 0.0576	$ 1.79
Purchasers [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, shares authorized						720,000,000	720,000,000
Percentage of common stock resale						100.00%	100.00%
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Aggregate initial gross proceeds			$ 2,500,000
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			258,519
Warrants exercisable price			$ 13.8150
Warrant term			5 years 6 months
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series A Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price			$ 0.0921
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			258,519
Warrants exercisable price	$ 11.25		$ 9.6705
Warrant term			6 months
Warrants, termination date	Jun. 20, 2015
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series B Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price			$ 0.06447
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			258,519
Warrants exercisable price			$ 9.6705
Warrant term			12 months
Purchasers [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series C Warrants [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Warrants outstanding converted into common stock			38,777,726
Warrants exercisable price			$ 0.06447
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of common stock resale						200.00%	200.00%
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member]
Class of Stock [Line Items]
Preferred stock, par value per share			0.001
Preferred stock, stated value per share			$ 1,000
Convertible preferred stock, common stock shares issuable upon conversion			258,519
Convertible preferred stock, conversion price			$ 9.6705
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Convertible preferred stock, common stock shares issuable upon conversion			38,777,726
Convertible preferred stock, conversion price			$ 0.06447
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H One [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			2,000
Purchasers [Member] | Series H Preferred Stock [Member] | Securities Purchase Agreement [Member] | Private placement [Member] | Series H Two [Member]
Class of Stock [Line Items]
Number of shares of common stock sold			500